Organization and Operations - General information (Details) $ in Thousands	Dec. 31, 2018 item m³	Nov. 14, 2018 USD ($) m³	Apr. 26, 2018 USD ($) m³	Oct. 20, 2017 USD ($) m³	Jul. 03, 2017 USD ($) m³	May 03, 2017 USD ($) m³	Nov. 01, 2016 USD ($) m³	Jul. 01, 2015 USD ($) item m³	Sep. 29, 2014 USD ($) item m³	May 12, 2014 item
Organization and Operations
Number of LNG carriers acquired on IPO | item										3
GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)										100.00%
GAS-sixteen Ltd. and GAS-seventeen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)									100.00%
Number of LNG carriers acquired | item									2
LNG Cargo capacity (in cbm)									145,000
Aggregate purchase price | $									$ 328,000
GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)								100.00%
Number of LNG carriers acquired | item								3
LNG Cargo capacity (in cbm)								145,000
Aggregate purchase price | $								$ 483,000
GAS-seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%						100.00%
LNG Cargo capacity (in cbm)	155,000						155,000
Aggregate purchase price | $							$ 189,000
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%					100.00%
LNG Cargo capacity (in cbm)	174,000					174,000
Aggregate purchase price | $						$ 219,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%				100.00%
LNG Cargo capacity (in cbm)	174,000				174,000
Aggregate purchase price | $					$ 211,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%			100.00%
LNG Cargo capacity (in cbm)	155,000			155,000
Aggregate purchase price | $				$ 185,900
GAS-fourteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%		100.00%
LNG Cargo capacity (in cbm)	174,000		174,000
Aggregate purchase price | $			$ 207,000
GAS-twenty seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%	100.00%
LNG Cargo capacity (in cbm)	170,000	170,000
Aggregate purchase price | $		$ 207,400
GasLog Ltd. | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	27.50%
General Partner interest (in percent)	100.00%
Cool Pool
Organization and Operations
Number of TFDE LNG carriers | item	16
Maximum period of Cool Pool vessels as agents for owners	1 year
Cool Pool | Minimum
Organization and Operations
LNG Cargo capacity (in cbm)	155,000
Cool Pool | Maximum
Organization and Operations
LNG Cargo capacity (in cbm)	170,000